RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. In April 2019, the FASB issued ASU No. 2019-04, Codification improvements to Financial instruments-Credit Losses, (Topic 326), which includes amendments related to the estimate of equity method losses. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The accounting standard updates are effective January 1, 2020. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. Based on the Company's evaluation, these standard updates will not materially impact its consolidated financial statements and related disclosures on adoption.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and other (Topic 350), which simplifies the test for goodwill impairment. The accounting update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The accounting standard update is effective January 1, 2020. The Company will apply the one step approach in our quantitative assessments thereafter which may result in the recognition of impairment losses sooner as compared to the two-step impairment test. Management does not expect the adoption of this accounting standard to have a material impact on the Company’s consolidated financial statements on adoption.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This update removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The accounting standard update is effective January 1, 2020 and the Company will disclose the required information in our consolidated financial statements and related disclosures thereafter. Management does not expect the adoption of this accounting standard to have a material impact on the Company’s consolidated financial statements

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting standard update is effective January 1, 2020 and the adoption of the accounting standard update is not expected to have a material impact on our consolidated financial statements and related disclosures.

Accounting Standards Updates, recently adopted

ASC 842 (Leases)
The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit is zero because (i) the Company did not have any unamortized initial direct costs as of January 1, 2019 that needed to be written off; (ii) the Company did not have any lease incentives or accrued rental transactions that needed to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is the same and even if accounted for separately, the lease component of such contracts would be considered operating leases.

Upon adoption of ASC 842, the Company has recognized right-of-use assets and corresponding lease liabilities of $18.5 million on the balance sheet in relation to our operating leases, which have then been amortized during the year ended December 31, 2019. The implementation of this standard has not caused a material change in the Company's operating expenses in the fiscal year 2019. For arrangements where we are the lessor, the adoption of the new lease standard has not had a material impact on our financial statements.

ASU 2018-07 (ASC 718 Compensation - Stock Compensation)
The Company has adopted this update effective January 1, 2019. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share- based payment awards are measured at the grant date. The definition of the term grant date was also amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Consistent with the accounting for employee share-based payment awards, an entity considers the probability of satisfying performance conditions when nonemployee share-based payment awards contain such conditions. An entity should only remeasure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Upon transition, the entity is required to measure these nonemployee awards at fair value as of the adoption date. No such remeasurement is required upon adoption of the Update by the Company. The revised definition of the grant date of share-based awards has been applied in accounting for the share consideration transferred to Trafigura on signing of the SPA. The shares have been accounted for as prepaid consideration at the grant date when a mutual understanding of the key terms and conditions for the issuance is reached on signing of the SPA and furthermore the shares are legally issued to Trafigura. Further details of the accounting for the transaction are disclosed in Note 5.

ASU No. 2014-09 (ASC 606 Revenue from Contracts with Customers)
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, or ASC 606, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $16.6 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:

Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	59,437	(31,850)	91,287
Other current assets	5,359	5,410	(51)
Liabilities
Accrued expenses	37,031	(959)	37,990
Equity
Accumulated deficit	(295,118)	(25,481)	(269,637)

Condensed Consolidated Income Statement

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
			—
Voyage charter revenues	690,901	(11,548)	702,449
Voyage expenses and commission	377,772	(2,698)	380,470
Net (loss) income	(8,398)	(8,850)	452

Basic and diluted loss per share attributable to the Company	(0.05)	0.05	—

Condensed Consolidated Statement of Cash Flows

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net loss	(8,398)	(8,850)	452
Change in operating assets and liabilities	(38,695)	8,850	(47,545)
Net cash provided by operating activities	46,171	—	46,171

In accordance with ASC 606, we have applied the practical expedient not to disclose the aggregate amount of the transaction price allocated to the remaining performance obligations, or when the Company expects to recognize this as revenue for these contracts given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

Time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts and other contracts considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases up until December 31, 2018 and under ASC 842 leases thereafter and related interpretations. The implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts or on the lease component from such contracts.

Since the Company has used the modified retrospective method for adopting ASC 606, the prior years have not been restated, therefore the provisions of ASC 605 remain applicable for these periods. Under ASC 605, the following critical accounting policies were applicable:

Revenues and expenses were recognized on the accruals basis. Voyage revenues were recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses were recognized as incurred. The Company previously used a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognized revenue ratably from when product is discharged at the end of one voyage to when it is discharged after the next voyage. However, the Company did not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and was sailing to the anticipated load port on its next voyage.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula on the basis of the number of days a vessel operates in the pool. The pool participants are responsible for paying voyage expenses. Adjustments between the pool participants are settled on a quarterly basis. Pool revenues are reported as voyage charter revenues for all periods presented.

Rental payments from the Company's sales-type lease are allocated between lease service revenue, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $2.9 million in accumulated deficit. In 2018, we recognized a mark to market loss of $3.5 million of these equity securities.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. When a reporting entity applies the equity method of accounting to an investment it should make a policy election to classify distributions received from the equity method investee as follows:

•
Cumulative earnings approach - distributions received are considered returns on investment and classified as cash inflows from operating activities unless the investor's cumulative distributions received in prior periods exceed the cumulative equity in earnings of the investee. when such an excess occurs the current period distribution up to this excess should be classified as a cash inflow from investing activity.

•
Nature of distribution approach - distributions received should be classified based on the nature of the activity of the investee that generated the distribution as either a return of investments (cash inflow from investing activity) or a return on investment (cash inflow from operating activities)

The amendments in this Update were applied using a retrospective transition method to each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In the beginning of period 2018 and 2017 balances, restricted cash of $1.4 million and $0.7 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.